Subsequent Events	2 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 9—Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statement are issued require potential adjustment or disclosure in the financial statement and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.